ALLIANCE MONEY RESERVES

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997                                           ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           COMMERCIAL PAPER-56.2%
           ABBEY NATIONAL
$  4,000   7/08/97                                 5.55%     $ 3,995,683
  14,000   7/09/97                                 5.61       13,982,547
   2,600   8/21/97                                 5.62        2,579,300
           AGA CAPITAL, INC.
   2,700   7/09/97 (a)                             5.60        2,696,640
           AKZO NOBEL, INC.
   3,000   11/21/97                                5.58        2,933,505
           ALLIANZ OF AMERICA FINANCE CORP.
   3,000   8/11/97 (a)                             5.57        2,980,969
   5,000   7/01/97 (a)                             5.62        5,000,000
   3,000   7/10/97 (a)                             5.65        2,995,763
   7,000   7/15/97 (a)                             5.67        6,984,565
   5,800   7/21/97 (a)                             5.67        5,781,730
           ASSOCIATES CORP. OF NORTH AMERICA
  10,000   8/13/97                                 5.60        9,933,111
  12,000   7/30/97                                 5.66       11,945,287
           ATLAS FUNDING CORP.
   5,117   7/15/97 (a)                             5.67        5,105,717
           BANCA CERFIN
   4,000   8/07/97                                 5.39        3,977,841
           BANCA CRT FINANCIAL CORP.
   8,000   7/07/97                                 5.57        7,992,573
           BANCO NACIONAL DE COMERCIO
   5,000   9/17/97                                 5.55        4,939,875
  15,000   12/02/97                                5.60       14,640,667
           BAT CAPITAL CORP.
   5,000   8/05/97 (a)                             5.57        4,972,924
   8,000   8/13/97 (a)                             5.58        7,946,680
           BBV FINANCE DELAWARE, INC.
  10,000   7/29/97                                 5.35        9,958,389
           BHF FINANCE DELAWARE, INC.
  30,000   9/24/97                                 5.58       29,605,104
           BIL NORTH AMERICA, INC.
   5,000   8/18/97                                 5.29        4,964,733
   5,000   7/03/97                                 5.63        4,998,436
           CAISSE CENTRALE JARDINS DU QUEBEC
   5,000   8/05/97                                 5.40        4,973,750
   8,000   8/21/97                                 5.40        7,938,800
   7,000   9/12/97                                 5.70        6,919,092
           CAISSE D'AMORTISSEMENT
   4,694   10/03/97                                5.48        4,626,834
           CHIAO TUNG BANK CO., LTD.
   5,000   8/26/97                                 5.33        4,958,544
           COMMONWEALTH BANK OF AUSTRALIA
   2,000   7/29/97                                 5.35        1,991,678
           COPLEY FINANCING CORP.
   5,000   7/11/97 (a)                             5.55        4,992,292
           CREGEM NORTH AMERICA, INC.
   8,000   9/12/97                                 5.62        7,908,831
           CS FIRST BOSTON
   5,000   8/19/97                                 5.40        4,963,250
   7,000   7/01/97                                 5.62        7,000,000
   7,000   10/08/97                                5.70        6,890,275
   3,000   10/08/97                                5.73        2,952,727
           EKSPORTFINANS
   4,100   7/03/97                                 5.63        4,098,718
  18,000   7/03/97                                 5.93       17,994,070
           EMBARCADERO CENTER ASSOCIATES
   4,250   7/21/97                                 5.66        4,236,636
           GENERALE BANK
  30,000   7/16/97                                 5.55       29,930,625
   7,000   8/27/97                                 5.61        6,937,822
           GLENCORE FINANCE, LTD.
  13,000   8/25/97                                 5.43       12,892,154
  10,000   8/26/97                                 5.43        9,915,533
   8,000   9/15/97                                 5.58        7,905,760
   5,000   8/28/97                                 5.64        4,954,567
           GOVERNMENT DEVELOPMENT
           BANK OF PUERTO RICO
  10,000   9/17/97                                 5.58        9,879,100
           HENKEL CORP.
   5,000   9/09/97                                 5.60        4,945,556
  11,000   9/17/97                                 5.68       10,864,627
  18,000   10/20/97                                5.70       17,683,650
           IMI FUNDING CORP.
   6,366   7/01/97                                 5.30        6,366,000
   7,000   7/23/97                                 5.37        6,977,028
  20,000   7/01/97                                 5.58       20,000,000
  10,000   7/21/97                                 5.60        9,968,889
           INDUSTRIAL BANK KOREA
   8,000   9/15/97                                 5.70        7,903,733
  10,000   7/29/97                                 5.72        9,955,511
   8,000   8/27/97                                 5.72        7,927,547
   5,000   9/03/97                                 5.75        4,948,889
           INTERNATIONALE NEDERLAND
   5,500   9/09/97                                 5.58        5,440,325


1



STATEMENT OF NET ASSETS (CONTINUED)                     ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           KOREAN DEVELOPMENT BANK
$ 10,000   8/22/97                                 5.65%     $ 9,918,389
  10,000   8/25/97                                 5.66        9,913,528
  10,000   7/25/97                                 5.68        9,962,133
           MERRILL LYNCH & CO., INC.
  11,000   1/14/98                                 5.85       10,647,862
           NATIONAL AUSTRALIA FUNDING
   6,000   7/03/97                                 5.75        5,998,083
           NATIONAL CITY BANK
   7,000   9/29/97                                 5.59        6,902,175
           PEMEX CAPITAL INC.
  10,000   7/30/97                                 5.39        9,956,581
           SOCIETE GENERALE N.A., INC.
   4,000   7/14/97                                 5.32        3,992,316
           TORONTO DOMINION HOLDINGS
  10,000   12/23/97                                5.58        9,728,750
           UNI FUNDING, INC.
   7,000   9/15/97                                 5.58        6,917,540
  20,000   7/21/97                                 5.60       19,937,778
   6,000   9/05/97                                 5.60        5,938,400

           Total Commercial Paper
           (amortized cost $568,568,387)                     568,568,387

           CERTIFICATES OF DEPOSIT-22.2%
           BANK OF NEW YORK
   5,000   5.51%, 7/09/97                          5.51        5,000,000
           BANK OF TOKYO
   8,000   5.75%, 9/30/97                          5.75        8,000,000
   7,000   5.80%, 7/08/97                          5.80        7,000,000
  12,000   5.80%, 9/09/97                          5.80       12,000,000
  15,000   5.84%, 7/18/97                          5.84       15,000,000
   6,000   5.85%, 8/06/97                          5.85        6,000,000
           BAYERISCHE VEREINSBANK
   5,000   5.50%, 7/07/97                          5.50        5,000,000
           CANADIAN IMPERIAL BANK OF COMMERCE
  12,000   5.70%, 8/14/97                          5.70       12,000,000
           CARIPLO FINANCE, INC.
   5,000   5.68%, 9/26/97                          5.67        5,000,119
   6,000   5.75%, 7/17/97                          5.74        6,000,026
           HESSISCHE LANDESBANK
  11,000   6.13%, 4/07/98                          6.25       10,990,345
           J.P. MORGAN & CO., INC.
   2,000   5.78%, 8/05/97                          5.62        1,999,780
           KOREAN DEVELOPMENT BANK
  18,000   5.77%, 9/12/97                          5.75       18,000,719
           NORINCHUKIN BANK
   5,000   5.74%, 7/28/97                          5.74        5,000,000
   4,000   5.80%, 7/09/97                          5.79        4,000,009
   5,000   5.81%, 9/08/97                          5.80        5,000,094
  10,000   5.83%, 7/22/97                          5.82       10,000,057
  20,000   5.84%, 8/07/97                          5.83       20,000,304
           SANWA BANK
   8,000   5.65%, 7/07/97                          5.65        8,000,000
  10,000   5.66%, 7/14/97                          5.66       10,000,000
   7,000   5.69%, 7/10/97                          5.66        7,000,043
           SOCIETE GENERALE N.A., INC.
  10,000   5.72%, 9/02/97                          5.67       10,000,801
   8,000   5.73%, 8/06/97                          5.72        8,000,079
           SUMITOMO BANK
   7,000   5.68%, 7/09/97                          5.70        6,999,947
  14,000   5.68%, 7/15/97                          5.68       14,000,000
   4,000   5.70%, 7/03/97                          5.68        4,000,004

           Total Certificates of Deposit
           (amortized cost $223,992,327)                     223,992,327

           BANK OBLIGATIONS-8.9%
           AUSTRALIA & NEW ZEALAND BANK
   3,000   5.90%, 9/23/97                          5.88        2,998,802
           BAYERISCHE VEREINSBANK
  30,000   5.56%, 6/30/98 FRN                      5.62       29,982,585
           DEUTSCHE BANK
  28,000   5.61%, 7/01/98 FRN                      5.71       27,972,826
           MORGAN GUARANTY TRUST CO.
  10,000   5.69%, 11/14/97 FRN                     5.77        9,996,508
  19,000   5.96%, 6/22/98                          5.99       18,993,802

           Total Bank Obligations
           (amortized cost $89,944,523)                       89,944,523

           CORPORATE OBLIGATIONS-7.3%
           GENERAL ELECTRIC CAPITAL CORP.
  10,000   5.75%, 1/05/98 FRN                      5.75       10,000,000
           J.P. MORGAN & CO., INC.
  12,000   5.38%, 8/15/97 FRN                      5.43       11,999,289
           MERRILL LYNCH & CO., INC.
   5,000   5.71%, 12/24/97 FRN                     5.73        4,999,532
   8,000   5.78%, 1/29/98 FRN                      5.80        7,999,088
   8,000   5.60%, 1/22/98 FRN                      5.64        7,998,912
   6,000   5.66%, 3/16/98                          5.74        5,999,596
           SALTS III CAYMAN ISLANDS CORP.
  25,000   5.79%, 7/23/97 (a)                      5.79       25,000,000


2



                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           Total Corporate Obligations
           (amortized cost $73,996,417)                      $73,996,417

           PROMISSORY NOTES-4.5%
           GOLDMAN SACHS GROUP L.P.
$ 20,000   5.71%, 10/14/97 FRN                     5.71%      20,000,000
  25,000   5.81%, 11/26/97 FRN                     5.81       25,000,000
           Total Promissory Notes
           (amortized cost $45,000,000)                       45,000,000

           U.S GOVERNMENT & AGENCIES-2.2%
           FEDERAL FARM CREDIT BANK
  10,000   5.41%, 8/03/98 FRN                      5.46        9,994,883
           FEDERAL NATIONAL MORTGAGE ASSN.
  12,000   5.37%, 8/25/97 FRN                      5.41       11,999,301

           Total U.S Government & Agencies
           (amortized cost $21,994,184)                      $21,994,184

           TIME DEPOSIT-1.2%
           CANADIAN IMPERIAL BANK
  12,500   6.38%, 7/01/97                          6.38%
           (amortized cost $12,500,000)                       12,500,000

           TOTAL INVESTMENTS-102.5%
           (amortized cost $1,035,995,838)                 1,035,995,838
           Other assets less liabilities-(2.5%)              (25,232,636)

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 1,011,953,177 shares
           outstanding)                                   $1,010,763,202


#    All securities either mature or their interest rate changes in one year or less.

(a) Securities issued in reliance on section 4(2) or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At June 30, 1997, these securities amounted to $74,457,280 representing 7.4% of net assets.

     Glossary:
     FRN - Floating Rate Note

     See notes to financial statements.


3



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997                                ALLIANCE MONEY RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $49,999,048

EXPENSES
  Advisory fee (Note B)                                $4,501,952
  Distribution assistance and administrative service
    (Note C)                                            2,943,595
  Transfer agency (Note B)                              1,134,745
  Registration fees                                       545,912
  Custodian fees                                          260,070
  Printing                                                 53,747
  Audit and legal fees                                     27,299
  Trustees' fees                                           11,765
  Miscellaneous                                            23,094
  Total expenses                                        9,502,179
  Less: expense reimbursement                            (498,276)
  Net expenses                                                        9,003,903
  Net investment income                                              40,995,145

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                            1,959

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $40,997,104


See notes to financial statements.


4



STATEMENT OF CHANGES IN NET ASSETS                      ALLIANCE MONEY RESERVES
_______________________________________________________________________________

                                                 YEAR ENDED        YEAR ENDED
                                               JUNE 30, 1997     JUNE 30, 1996
                                              ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                       $   40,995,145   $    91,025,881
  Net realized gain on investment transactions         1,959           219,665
  Net increase in net assets from operations      40,997,104        91,245,546

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (40,995,145)      (91,025,881)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)               256,174,217    (1,755,232,623)
  Total increase (decrease)                      256,176,176    (1,755,012,958)

NET ASSETS
  Beginning of year                              754,587,026     2,509,599,984
  End of year                                 $1,010,763,202   $   754,587,026


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997                                           ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1997, the reimbursement amounted to $498,276. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $591,082 for the year ended June 30, 1997.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997 the distribution fee amounted to $2,250,976. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1997 such payments by the Portfolio amounted to $692,619 of which $134,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carryforward of $1,189,975 of which $595,606 expires in 1999, $72,812 expires in 2001, $64,655 expires in 2002 and $456,902 expires in the year 2003.


6



                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At June 30, 1997, capital paid-in aggregated $1,011,953,177. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED        YEAR ENDED
                                                  JUNE 30,          JUNE 30,
                                                    1997              1996
                                              ---------------   ---------------
Shares sold                                    2,835,564,705     7,775,799,887
Shares issued on reinvestments of dividends       40,995,145        91,025,881
Shares redeemed                               (2,620,385,633)   (9,622,058,391)
Net increase (decrease)                          256,174,217    (1,755,232,623)


7



FINANCIAL HIGHLIGHTS                                    ALLIANCE MONEY RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                    YEAR ENDED JUNE 30,
                                              --------------------------------------------------------------
                                                  1997         1996         1995         1994         1993
                                              -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of year              $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                         .045         .047         .045         .025         .027

LESS: DIVIDENDS
Dividends from net investment income             (.045)       (.047)       (.045)       (.025)       (.027)
Net asset value, end of year                    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                                 4.64%        4.81%        4.50%        2.57%        2.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $1,011         $755       $2,510       $1,795       $1,626
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and reimbursements     1.06%        1.00%        1.04%        1.09%        1.04%
  Net investment income (a)                       4.55%        4.80%        4.53%        2.55%        2.67%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


8



INDEPENDENT AUDITOR'S REPORT                            ALLIANCE MONEY RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE MONEY RESERVES PORTFOLIO

We have audited the accompanying statement of net assets of Alliance Money Reserves Portfolio as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Money Reserves Portfolio as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 29, 1997


9



                                                        ALLIANCE MONEY RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


10



ALLIANCE MONEY RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Money Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 6 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

MONAR